Summary of Significant Accounting Policies (Details) - Southport Acquisition Corp - USD ($)										3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 15, 2024	Nov. 13, 2024	Oct. 11, 2024	Mar. 27, 2024	Mar. 14, 2024	Jul. 07, 2023	Jun. 09, 2023	May 25, 2023	Dec. 14, 2021	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2022
Summary of Significant Accounting Policies
Cash										$ 328,610		$ 328,610		$ 494,974	$ 2,171,553
Cash equivalents										0		0		0	0
Redemption price per share		$ 11.15
Aggregate redemption amount		$ 12,543,118				$ 197,694,657
Trust Account withdrawal for tax payments													$ 489,119	489,119	2,287,729
Proceeds from marketable securities held in Trust Account													32,703,710	45,246,828	199,982,386
Warrant Liability										5,797,850		$ 5,797,850		$ 4,639,000	$ 580,500
Number of shares remaining												37,987		37,987	4,150,065
Marketable securities held in Trust Account										438,166		$ 438,166		$ 429,151	$ 44,709,805	$ 12,895,117
Remeasurement of Class A common stock subject to possible redemption										4,521	$ 163,615	9,015	723,522	966,174	6,707,678
Amounts accrued for the payment of interest and penalties														11,400	19,203		$ 22,062
Federal depository insurance coverage										$ 250,000		$ 250,000		250,000
Initial Public Offering, Over-Allotment and the Private Placement
Summary of Significant Accounting Policies
Proceeds from sale of Units, net of underwriting discounts paid									$ 234,600,000
Maturity term of U.S. government securities									185 days
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination									100.00%
Class A common stock
Summary of Significant Accounting Policies
Redemption price per share										$ 10.49		$ 10.49
Aggregate redemption amount												$ 197,694,657
Class A common stock subject to redemption
Summary of Significant Accounting Policies
Holders of number of shares exercised the right to redeem the shares		1,125,126	985,170		2,986,952		18,849,935					18,849,935
Redemption price per share		$ 11.15	$ 11.08		$ 10.79		$ 10.49
Aggregate redemption amount		$ 12,543,118			$ 32,214,591	197,694,657	$ 197,694,657							(44,757,709)	197,694,657
Trust Account withdrawal for tax payments														489,119	2,287,729
Proceeds from marketable securities held in Trust Account	$ 12,543,118			$ 32,214,591		$ 197,694,657
Number of shares redeemed	1,125,126	1,125,126		2,986,952	2,986,952	18,849,935
Class A common stock subject to possible redemption										$ 438,166	12,729,617	$ 438,166	12,729,617	429,151	44,709,805		$ 237,984,513
Remeasurement of Class A common stock subject to possible redemption												(9,015)		(966,174)	$ (6,707,678)
Accretion of Class A redeemable shares to redemption value										$ (4,521)	$ (163,615)	$ (9,015)	$ (723,522)	$ (966,174)
Common Class A Not Subject To Redemption
Summary of Significant Accounting Policies
Holders of number of shares exercised the right to redeem the shares								18,849,935
Aggregate redemption amount								$ 197,694,657
Number of shares redeemed						18,849,935